Investment Portfolio
(UNAUDITED) | 03.31.2024
CARILLON REAMS CORE PLUS BOND FUND
CORPORATE BONDS - 22.2%	Principal Amount	Value
Aerospace & defense - 0.2%
The Boeing Co., 3.60%, 05/01/34	$ 2,745,000	$2,274,600
Airlines - 2.1%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 04/01/29	2,360,754	2,319,567
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 144A, 4.80%, 08/15/27	8,173,621	7,971,972
British Airways, Pass Through Trust,
Series 2019-1, Class AA, 144A, 3.30%, 12/15/32	1,398,397	1,252,144
Series 2020-1, Class A, 144A, 4.25%, 11/15/32	2,521,123	2,351,017
Series 2021-1, Class A, 144A, 2.90%, 03/15/35	81,870	70,697
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/28	8,448,856	7,637,398
JetBlue, Pass Through Trust,
Series 2019-1, Class AA, 2.75%, 05/15/32	4,551,287	3,917,782
Series 2020-1, Class A, 4.00%, 11/15/32	1,651,581	1,530,310
United Airlines, Pass Through Trust,
Series 2015-1, Class AA, 3.45%, 12/01/27	1,733,600	1,623,647
Series 2016-2, Class AA, 2.88%, 10/07/28	1,396,336	1,264,727
Series 2018-1, Class AA, 3.50%, 09/01/31	1,899,370	1,744,709
Series 2019-1, Class AA, 4.15%, 08/25/31	1,161,325	1,086,298
Auto manufacturers - 3.4%
Ford Motor Credit Co. LLC,
6.95%, 03/06/26	3,270,000	3,332,313
7.35%, 11/04/27	6,945,000	7,283,722
General Motors Financial Co., Inc.,
1.25%, 01/08/26	9,130,000	8,496,258
6.00%, 01/09/28	15,955,000	16,356,190
6.05%, 10/10/25	2,555,000	2,573,921
Toyota Motor Credit Corp., 5.00%, 03/19/27	4,990,000	5,005,302
Volkswagen Group of America Finance LLC,
144A, 3.75%, 05/13/30	3,760,000	3,491,529
144A, 5.30%, 03/22/27	7,115,000	7,129,762
Automobiles - 0.2%
Ford Motor Co., 3.25%, 02/12/32	4,540,000	3,776,396
Banks - 5.1%
Bank of America Corp.,
(Fixed until 04/23/26, then 3 Month Term SOFR + 1.32%), 3.56%, 04/23/27	7,000,000	6,754,464
(Fixed until 07/22/32, then SOFR + 2.16%), 5.02%, 07/22/33	9,095,000	8,951,823
Citigroup, Inc.,
(Fixed until 03/17/32, then SOFR + 1.94%), 3.79%, 03/17/33	4,340,000	3,876,683
(Fixed until 05/24/32, then SOFR + 2.09%), 4.91%, 05/24/33	11,785,000	11,361,536
HSBC Holdings PLC, 4.95%, 03/31/30	5,315,000	5,277,730
JPMorgan Chase & Co.,
(Fixed until 01/25/32, then SOFR + 1.26%), 2.96%, 01/25/33	3,020,000	2,578,564
(Fixed until 04/26/32, then SOFR + 1.80%), 4.59%, 04/26/33	5,060,000	4,848,305
(Fixed until 07/25/32, then SOFR + 2.08%), 4.91%, 07/25/33	8,200,000	8,028,984
The PNC Financial Services Group, Inc. (Fixed until 10/28/32, then SOFR Index + 2.14%), 6.04%, 10/28/33	4,025,000	4,161,412
US Bancorp (Fixed until 01/23/29, then SOFR + 1.56%), 5.38%, 01/23/30	8,490,000	8,527,502
Wells Fargo & Co.,
(Fixed until 04/04/30, then 3 Month Term SOFR + 4.03%), 4.48%, 04/04/31	9,780,000	9,364,511
(Fixed until 04/24/33, then SOFR + 2.02%), 5.39%, 04/24/34	6,470,000	6,429,709
Capital markets - 2.7%
Morgan Stanley (Fixed until 10/18/32, then SOFR + 2.56%), 6.34%, 10/18/33	7,360,000	7,874,790
The Bank of New York Mellon Corp. (Fixed until 04/26/33, then SOFR + 1.61%), 4.97%, 04/26/34	8,165,000	8,015,193
The Goldman Sachs Group, Inc. (Fixed until 02/24/32, then SOFR + 1.41%), 3.10%, 02/24/33	8,670,000	7,414,981
UBS Group AG,
(Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	4,805,000	4,446,543
(Fixed until 08/13/29, then 3 Month LIBOR USD + 1.47%), 144A, 3.13%, 08/13/30	1,190,000	1,058,486
(Fixed until 01/12/33, then 1 Year CMT Rate + 2.20%), 144A, 5.96%, 01/12/34	13,885,000	14,245,865
Containers & packaging - 0.4%
Sonoco Products Co., 3.13%, 05/01/30	6,620,000	5,916,032
Electric - 4.7%
Appalachian Power Co., 2.70%, 04/01/31	7,310,000	6,155,347
DTE Electric Co., 5.20%, 04/01/33	6,825,000	6,916,103
Duke Energy Florida LLC,
5.65%, 04/01/40	5,606,000	5,761,059
5.88%, 11/15/33	2,085,000	2,203,015
Duke Energy Indiana LLC, 5.25%, 03/01/34	4,160,000	4,193,307
Duke Energy Progress LLC, 5.25%, 03/15/33	7,275,000	7,355,519
Entergy Arkansas LLC,
3.35%, 06/15/52	4,350,000	3,020,030
5.30%, 09/15/33	5,895,000	5,948,570
Entergy Louisiana LLC, 5.35%, 03/15/34	4,940,000	4,958,462
Indianapolis Power & Light Co., 144A, 5.65%, 12/01/32	6,805,000	6,918,570
MidAmerican Energy Co., 5.35%, 01/15/34	3,620,000	3,725,208
Monongahela Power Co., 144A, 5.85%, 02/15/34	4,785,000	4,913,978
Public Service Co. of New Hampshire, 5.35%, 10/01/33	8,940,000	9,116,689
Wisconsin Public Service Corp., 2.85%, 12/01/51	3,455,000	2,207,722
Electric utilities - 1.8%
IPALCO Enterprises, Inc., 4.25%, 05/01/30	7,720,000	7,182,791
Union Electric Co., 5.20%, 04/01/34	5,685,000	5,694,365
Wisconsin Power and Light Co.,
1.95%, 09/16/31	4,760,000	3,835,128
3.95%, 09/01/32	6,150,000	5,704,125
4.95%, 04/01/33	5,490,000	5,370,034
Insurance - 0.5%
MetLife, Inc., 5.38%, 07/15/33	7,860,000	8,021,867
Multi-utilities - 0.2%
Dominion Energy, Inc., 3.38%, 04/01/30	3,815,000	3,467,047
Oil & gas - 0.2%
BP Capital Markets America, Inc., 4.99%, 04/10/34(a)	3,415,000	3,410,567
Oil, gas & consumable fuels - 0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/30	7,040,000	6,648,513
Tobacco - 0.3%
Altria Group, Inc., 2.45%, 02/04/32	5,560,000	4,511,783
Total corporate bonds (cost $360,269,621)		348,863,173

MORTGAGE AND ASSET-BACKED SECURITIES - 63.0%
Asset-backed securities - 25.4%
Ally Auto Receivables Trust,
Series 2022-3, Class A2, 5.29%, 06/16/25	992,720	992,454
Series 2023-1, Class A2, 5.76%, 11/15/26	9,726,114	9,734,186
American Homes 4 Rent Trust, Series 2015-SFR2, Class A, 144A, 3.73%, 10/17/52	4,326,507	4,219,877
AMSR Trust,
Series 2020-SFR4, Class A, 144A, 1.36%, 11/17/37	9,849,000	9,230,657
Series 2021-SFR3, Class A, 144A, 1.48%, 10/17/38	3,635,000	3,299,049
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-1A, Class A, 144A, 3.83%, 08/21/28	13,485,000	12,936,399
Series 2023-1A, Class A, 144A, 5.25%, 04/20/29	11,080,000	11,070,847
Series 2023-3A, Class A, 144A, 5.44%, 02/22/28	4,490,000	4,516,024
Series 2023-5A, Class A, 144A, 5.78%, 04/20/28	4,830,000	4,898,379
Series 2024-1A, Class A, 144A, 5.36%, 06/20/30	10,190,000	10,240,455
Series 2024-2A, Class A, 144A, 5.13%, 10/20/28	11,050,000	11,045,622
Series 2024-2A, Class A, 144A, 5.23%, 12/20/30	5,525,000	5,520,613
Bank of America Auto Trust, Series 2023-1, Class A2, 144A, 5.83%, 05/15/26	13,270,653	13,283,044
BMW Vehicle Lease Trust, Series 2023-1, Class A2, 5.27%, 02/25/25	1,042,991	1,042,730
Capital One Prime Auto Receivables Trust, Series 2023-1, Class A2, 5.20%, 05/15/26	6,567,685	6,558,848
Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, 11/16/26	9,986,489	9,993,894
FirstKey Homes Trust,
Series 2020-SFR1, Class A, 144A, 1.34%, 08/17/37	4,137,286	3,898,235
Series 2020-SFR2, Class A, 144A, 1.27%, 10/19/37	10,507,297	9,833,670
Series 2022-SFR1, Class A, 144A, 4.15%, 05/19/39	2,040,107	1,978,306
Series 2022-SFR2, Class A, 144A, 4.25%, 07/17/39	7,518,876	7,272,744
Ford Credit Auto Owner Trust,
Series 2023-A, Class A2A, 5.14%, 03/15/26	3,297,059	3,290,475
Series 2023-B, Class A2B (SOFR 30 Day Average + 0.49%), 5.81%, 06/15/26	9,078,790	9,088,629
GM Financial Consumer Automobile Receivables Trust,
Series 2023-3, Class A2A, 5.74%, 09/16/26	5,279,002	5,283,165
Series 2024-1, Class A2A, 5.12%, 02/16/27	2,780,000	2,773,404
Series 2024-1, Class A2B (SOFR 30 Day Average + 0.40%), 5.72%, 02/16/27	2,345,000	2,345,650
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 144A, 1.21%, 12/26/25	17,025,000	16,621,955
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 144A, 1.68%, 12/27/27	3,630,000	3,312,443
Honda Auto Receivables Owner Trust,
Series 2023-1, Class A2, 5.22%, 10/21/25	5,803,549	5,795,819
Series 2024-1, Class A2, 5.36%, 09/15/26	11,640,000	11,641,469
Hyundai Auto Receivables Trust,
Series 2023-A, Class A2A, 5.19%, 12/15/25	6,067,692	6,057,889
Series 2023-B, Class A2A, 5.77%, 05/15/26	7,347,323	7,356,336
Series 2023-C, Class A2B (SOFR 30 Day Average + 0.63%), 5.95%, 01/15/27	5,365,000	5,376,559
Invitation Homes Trust, Series 2018-SFR4, Class A (1 Month Term SOFR + 1.21%), 144A, 6.53%, 01/17/38	8,921,554	8,943,316
Mercedes-Benz Auto Lease Trust, Series 2023-A, Class A2, 5.24%, 11/17/25	8,680,184	8,668,489
Mercedes-Benz Auto Receivables Trust,
Series 2022-1, Class A2, 5.26%, 10/15/25	2,392,273	2,391,419
Series 2023-1, Class A2, 5.09%, 01/15/26	2,497,421	2,494,709
Series 2023-2, Class A2, 5.92%, 11/16/26	10,970,000	10,998,884
Series 2024-1, Class A2B (SOFR 30 Day Average + 0.37%), 5.69%, 05/17/27	7,810,000	7,807,754
Nissan Auto Receivables Owner Trust,
Series 2023-A, Class A2A, 5.34%, 02/17/26	5,536,270	5,530,286
Series 2023-B, Class A2A, 5.95%, 05/15/26	5,160,000	5,179,794
Series 2023-B, Class A2B (SOFR 30 Day Average + 0.56%), 5.88%, 05/15/26	7,500,000	7,517,116
Porsche Financial Auto Securitization Trust,
Series 2023-2, Class A2A, 144A, 5.88%, 11/23/26	3,991,901	3,996,654
Series 2023-2, Class A2B (SOFR 30 Day Average + 0.58%), 144A, 5.90%, 11/23/26	3,216,247	3,218,546
Progress Residential Trust,
Series 2021-SFR2, Class A, 144A, 1.55%, 04/19/38	4,624,182	4,277,723
Series 2021-SFR3, Class A, 144A, 1.64%, 05/17/26	4,325,182	3,999,100
Series 2021-SFR4, Class A, 144A, 1.56%, 05/17/38	6,302,456	5,819,878
Series 2021-SFR8, Class A, 144A, 1.51%, 10/17/38	2,565,642	2,332,140
Series 2022-SFR2, Class A, 144A, 2.95%, 04/17/27	9,401,349	8,786,119
Series 2022-SFR5, Class A, 144A, 4.45%, 06/17/39	2,394,622	2,334,130
Series 2022-SFR6, Class A, 144A, 4.45%, 07/20/39	3,539,855	3,452,300
Series 2023-SFR1, Class A, 144A, 4.30%, 03/17/40	2,654,115	2,564,493
Series 2023-SFR2, Class A, 144A, 4.50%, 10/17/28	6,585,000	6,405,526
Series 2024-SFR1, Class A, 144A, 3.35%, 02/17/41	11,730,000	10,803,641
Series 2024-SFR2, Class A, 144A, 3.30%, 04/17/41	8,900,000	8,141,229
STAR Trust,
Series 2021-SFR1, Class A (1 Month Term SOFR + 0.71%), 144A, 6.03%, 04/17/38	5,253,302	5,207,102
Series 2022-SFR3, Class A (1 Month Term SOFR + 1.65%), 144A, 6.97%, 05/17/24	9,636,880	9,645,953
Toyota Auto Receivables Owner Trust,
Series 2022-D, Class A2A, 5.27%, 01/15/26	2,425,199	2,423,414
Series 2023-A, Class A2, 5.05%, 01/15/26	2,889,989	2,885,989
Series 2023-B, Class A2A, 5.28%, 05/15/26	6,590,325	6,582,131
Series 2023-C, Class A2A, 5.60%, 08/17/26	9,218,133	9,218,063
Series 2024-A, ClassA2B (SOFR 30 Day Average + 0.35%), 5.67%, 12/15/26	6,505,000	6,505,260
Tricon Residential Owner Trust, Series 2024-SFR1, Class A, 144A, 4.65%, 04/17/29	5,255,000	5,119,268
USAA Auto Owner Trust, Series 2023-A, Class A2, 144A, 5.83%, 07/15/26	5,350,000	5,355,393
World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	762,892	758,292
Commercial mortgage-backed securities - 13.1%
BANK, Series 2020-BNK30, Class A2, 1.36%, 12/15/53	2,016,000	1,845,881
Benchmark Mortgage Trust,
Series 2018-B5, Class A2, 4.08%, 07/15/51	1,787,732	1,740,618
Series 2021-B23, Class A2, 1.62%, 02/15/54	4,555,000	4,211,138
Series 2021-B24, Class A2, 1.95%, 03/15/54	4,028,000	3,667,890
Series 2022-B33, Class A2, 3.32%, 03/15/55	8,420,000	7,742,969
BRAVO Residential Funding Trust, Series 2023-NQM4, Class A1, 144A, SB, 6.44%, 05/25/63	6,865,248	6,903,925
Citigroup Mortgage Loan Trust,
Series 2021-INV1, Class A3A, 144A, VR, 2.50%, 05/25/51	9,335,391	7,479,254
Series 2021-J3, Class A3A, 144A, VR, 2.50%, 09/25/51	4,575,524	3,665,782
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	5,492,819	5,184,770
Flagstar Mortgage Trust,
Series 2021-3INV, Class A2, 144A, VR, 2.50%, 06/25/51	4,150,551	3,325,305
Series 2021-3INV, Class A18, 144A, VR, 5.00%, 06/25/51	2,253,156	2,135,199
Series 2021-4, Class A5, 144A, VR, 2.50%, 06/01/51	1,498,431	1,298,578
Series 2021-6INV, Class A4, 144A, VR, 2.50%, 08/25/51	2,259,269	1,810,063
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class A8, 144A, VR, 2.50%, 10/25/51	3,914,044	3,402,066
GS Mortgage-Backed Securities Trust,
Series 2020-INV1, Class A14, 144A, VR, 2.92%, 10/25/50	2,572,541	2,167,265
Series 2021-INV1, Class A2, 144A, VR, 2.50%, 12/25/51	1,592,873	1,276,165
Series 2021-PJ2, Class A2, 144A, VR, 2.50%, 07/25/51	2,733,567	2,190,058
Series 2022-LTV2, Class A2, 144A, VR, 4.00%, 12/25/52	7,357,893	6,790,202
Series 2022-MM1, Class A2, 144A, VR, 2.50%, 07/25/52	4,884,418	3,913,259
Series 2022-PJ6, Class A4, 144A, VR, 3.00%, 01/25/53	8,274,650	6,909,010
Hundred Acre Wood Trust,
Series 2021-INV1, Class A29, 144A, VR, 3.00%, 07/25/51	2,026,068	1,682,813
Series 2021-INV2, Class A29, 144A, VR, 3.00%, 10/25/51	3,400,443	2,830,736
Series 2021-INV3, Class A29, 144A, VR, 3.00%, 12/25/51	2,054,899	1,710,623
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class ASB, 3.46%, 07/15/47	54,087	53,944
JP Morgan Mortgage Trust,
Series 2017-2, Class A7, 144A, VR, 3.50%, 05/25/47	2,541,408	2,229,011
Series 2020-9, Class A4, 144A, VR, 2.50%, 05/25/51	4,043,607	3,623,655
Series 2021-1, Class A3, 144A, VR, 2.50%, 06/25/51	1,683,890	1,349,086
Series 2021-3, Class A3, 144A, VR, 2.50%, 07/25/51	7,045,728	5,644,840
Series 2021-4, Class A3, 144A, VR, 2.50%, 08/25/51	2,740,452	2,195,573
Series 2021-7, Class A3, 144A, VR, 2.50%, 11/25/51	2,137,249	1,712,304
Series 2021-8, Class A3, 144A, VR, 2.50%, 12/25/51	2,553,931	2,046,138
Series 2021-14, Class A12, 144A, VR, 5.00%, 05/25/52	3,543,632	3,398,095
Series 2021-15, Class A2, 144A, VR, 3.00%, 06/25/52	12,131,724	10,129,517
Series 2021-15, Class A3, 144A, VR, 2.50%, 06/25/52	3,207,867	2,570,054
Series 2021-INV4, Class A2A, 144A, VR, 2.50%, 01/25/52	3,321,327	2,660,954
Series 2021-INV8, Class A2, 144A, VR, 3.00%, 05/25/52	8,283,180	6,916,132
Series 2022-1, Class A2, 144A, VR, 3.00%, 07/25/52	4,569,754	3,815,566
Series 2022-4, Class A2A, 144A, VR, 3.00%, 10/25/52	2,126,196	1,775,291
Series 2022-6, Class A3, 144A, VR, 3.00%, 11/25/52	1,062,866	887,452
Series 2024-3, Class A3, 144A, VR, 3.00%, 05/25/54	7,965,000	6,674,421
Mello Mortgage Capital Acceptance Trust, Series 2021-MTG1, Class A1, 144A, VR, 2.50%, 04/25/51	4,936,732	3,955,171
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 144A, VR, 4.00%, 02/25/53	3,829,171	3,442,868
OBX Trust,
Series 2021-INV2, Class A3, 144A, VR, 2.50%, 10/25/51	2,499,301	2,002,370
Series 2022-J2, Class A2, 144A, VR, 3.00%, 08/25/52	5,632,892	4,703,246
Series 2023-INV1, Class A1, 144A, VR, 3.00%, 01/25/52	9,554,816	7,977,899
Series 2023-J1, Class A1, 144A, VR, 4.50%, 01/25/53	6,640,749	6,131,277
PRMI Securitization Trust, Series 2021-1, Class A3, 144A, VR, 2.50%, 04/25/51	6,437,314	5,548,171
Provident Funding Mortgage Trust, Series 2021-INV2, Class 1A4, 144A, VR, 2.00%, 11/25/51	1,782,885	1,496,324
PSMC Trust,
Series 2021-1, Class A11, 2.50%, 144A, VR, 03/25/51	2,053,630	1,785,410
Series 2021-2, Class A3, 2.50%, 144A, VR, 05/25/51	4,193,754	3,674,663
Sequoia Mortgage Trust,
Series 2021-4, Class A1, 144A, VR, 2.50%, 06/25/51	6,077,385	4,869,031
Series 2021-9, Class A1, 144A, VR, 2.50%, 01/25/52	3,045,642	2,445,793
UWM Mortgage Trust, Series 2021-INV4, Class A10, 144A, VR, 5.00%, 12/25/51	2,320,800	2,225,485
Verus Securitization Trust,
Series 2023-2, Class A1, 144A, SB, 6.19%, 03/25/68	1,567,729	1,568,170
Series 2023-INV3, Class A1, 144A, VR, 6.88%, 11/25/68	2,225,533	2,252,957
Series 2024-INV1, Class A1, 144A, VR, 6.12%, 03/25/69	4,270,000	4,283,810
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A2, 2.50%, 06/15/53	4,895,000	4,678,288
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class A1, 144A, VR, 2.50%, 12/25/50	1,081,620	866,564
Federal agency mortgage-backed obligations - 24.5%
Fannie Mae Pool,
TBA, 3.50%, 05/15/54	47,275,000	42,334,874
TBA, 4.00%, 05/15/54	146,650,000	135,855,425
TBA, 4.50%, 05/15/54	41,795,000	39,816,093
TBA, 5.00%, 05/15/54	121,095,000	118,185,775
TBA, 5.50%, 05/15/54	50,100,000	49,851,317
Total mortgage and asset-backed securities (cost $995,648,234)		991,390,520

U.S. TREASURIES - 28.1%
U.S. Treasury Bonds,
2.25%, 02/15/52	96,535,000	63,498,159
2.38%, 02/15/42	14,320,000	10,651,060
3.00%, 08/15/52	63,181,000	49,076,335
4.13%, 08/15/53	87,040,000	83,653,600
U.S. Treasury Notes,
4.00%, 01/31/29	59,800,000	59,183,312
4.00%, 02/15/34	56,890,000	55,947,759
4.13%, 02/15/27	22,170,000	21,982,941
4.50%, 07/15/26	99,090,000	98,942,913
Total U.S. Treasuries (cost $451,256,279)		442,936,079

SHORT-TERM INVESTMENTS - 7.7%
U.S. Treasury Bills - 7.7%
U.S. Treasury Bills,
ZCI, 4.99%, 02/20/25	32,670,000	31,253,120
ZCI, 5.23%, 07/11/24	90,435,000	89,129,609
Money market funds - 0.0%
First American Government Obligations Fund—Class X, 5.23%#	360,500	360,500
Total short-term investments (cost $120,758,249)		120,743,229
Total investment portfolio (cost $1,927,932,383) - 121.0%		1,903,933,001
Liabilities in excess of other assets - (21.0)%		(330,572,724)
Total net assets - 100.0%		$1,573,360,277

(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $353,474 or 0.0% of net assets as of the date of this report.
144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
SB - Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.
ZCI - Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report.
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS CORE PLUS BOND FUND
FORWARD CONTRACTS
(UNAUDITED) | 03.31.2024
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
Japanese Yen	987,512,770	U.S. Dollar	6,780,528	04/24/24	Goldman Sachs	$(230,206)
U.S. Dollar	23,495,000	Swiss Franc	20,454,254	05/28/24	J.P. Morgan	658,471
Total forward contracts						$428,265

Forward Contracts are categorized as Level 2 as of the date of this report.